Note 5 - Fair Value of Financial Instruments - Financial Instruments at Fair Value on a Recurring Basis 1 (Details) (Parentheticals) - USD ($)	Sep. 30, 2023	May 11, 2023
Related Party [Member]
Debt discounts	$ 2,113,114	$ 3,883,904
Nonrelated Party [Member]
Debt discounts	$ 263,380